Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated January 31, 2012
to the Class J Prospectus
for Principal Funds, Inc.
dated December 30, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PREFERRED SECURITIES FUND

On page 6, delete the Annual Fund Operating Expenses table and substitute:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) For the period ended August 31, 2011
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
Expense Example, Heading	rr_ExpenseExampleHeading	On page 6, delete the Example tables and substitute:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Preferred Securities Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSJX
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,773
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	454
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,773

[1]	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
[2]	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through December 31, 2012. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.